Results for the year - Income taxes and deferred income taxes - Income taxes paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 9,703	kr 4,262	kr 7,774
Income taxes paid outside Denmark for current year	3,439	4,508	2,258
Income taxes paid/repayments relating to prior years	1,296	1,336	904
Income taxes paid	kr 14,438	kr 10,106	kr 10,936